LEASES (Tables)	12 Months Ended
Dec. 31, 2023
LEASES
Schedule of information on leases
	Year ended December 31,
	2023	2022	2021

Interest expense on lease liabilities	343	361	378
Expenses relating to short-term leases	-	25	25
Total cash outflow for leases	2,992	2,808	2,546

Schedule of potential future undiscounted lease payments for periods covered by extension or termination options that were not included in measurement of lease liabilities
	More than 5 years
	December 31,
	2023	2022
Lease payments applicable in extension option periods which as of the end of the reporting period are not reasonably certain to be exercised	2,479	2,472

Schedule of information about right-of-use assets

	Buildings	Motor vehicles	Total
Cost:

Balance as of January 1, 2023	15,844	1,449	17,293
Additions during the year:
New leases	663	634	1,297
Adjustments for indexation	145	23	168
Disposals	(6,198)	(52)	(6,250)
Currency translation differences	(22)	(18)	(40)

Balance as of December 31, 2023	10,432	2,036	12,468

Accumulated depreciation:

Balance as of January 1, 2023	5,258	997	6,255
Additions during the year:
Depreciation and amortization	2,214	337	2,551
Disposals	(3,520)	-	(3,520)
Currency translation differences	(19)	(13)	(32)

Balance as of December 31, 2023	3,933	1,321	5,254

Depreciated cost at December 31, 2023	6,499	715	7,214

	Buildings	Motor vehicles	Total
Cost:

Balance as of January 1, 2022	16,089	1,078	17,167
Additions during the year:
New leases	950	475	1,425
Adjustments for indexation	266	30	296
Disposals	(55)	-	(55)
Currency translation differences	(1,406)	(134)	(1,540)

Balance as of December 31, 2022	15,844	1,449	17,293

Accumulated depreciation:

Balance as of January 1, 2022	3,384	770	4,154
Additions during the year:
Depreciation and amortization	2,248	321	2,569
Disposals	(29)	-	(29)
Currency translation differences	(345)	(94)	(439)

Balance as of December 31, 2022	5,258	997	6,255

Depreciated cost at December 31, 2022	10,586	452	11,038